Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments
Schedule of Warrant Issued

	Fair value		Fair value
	December 31	Change in	December 31
	2018	fair value	2019
	$		$
Avricore - shares (1)	166,668	(116,668)	50,000
Avricore - warrants (2)	115,841	(85,034)	30,807
Total	282,509	(201,702)	80,807

(1) Level 1 inputs on fair value hierarchy
(2) Level 2 inputs on fair value hierarchy